Net Profit (Loss) Per Share Attributable to Ordinary Shareholders	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Net Profit (Loss) Per Share Attributable to Ordinary Shareholders
13. Net Profit (Loss) Per Share Attributable to Ordinary Shareholders
The following table sets forth the computation of basic and diluted net profit (loss) per share attributable to ordinary shareholders for the periods presented:

	Year Ended December 31,
	2024		2023		2022
	Class A	Class B	Class A	Class B	Class A	Class B
	(in thousands, except share and per share data)
Numerator:
Net profit (loss) attributable to ordinary shareholders, basic and diluted	$(24,901)	$(10,021)	$(38,407)	$(20,628)	$(57,734)	$(46,971)

Denominator:
Weighted-average shares used in computing net profit (loss) per share attributable to ordinary shareholders, basic and diluted	121,867,011	49,040,148	115,005,250	61,768,148	92,450,867	75,216,507
Net profit (loss) per share attributable to ordinary shareholders, basic and diluted	$(0.20)	$(0.20)	$(0.33)	$(0.33)	$(0.62)	$(0.62)
Basic and diluted net profit (loss) per share attributable to ordinary shareholders are the same for each class of ordinary shares as they are entitled to the same liquidation and dividend rights. The weighted-average potential ordinary shares that were excluded from the computation of diluted net profit (loss) per share attributable to ordinary shareholders for the periods presented because including them would have been anti-dilutive, or whose issuance is contingent upon the satisfaction of certain market conditions, are as follows:

	Year Ended December 31,
	2024		2023		2022
	Class A	Class B	Class A	Class B	Class A	Class B
Warrants to purchase ordinary shares(1)	146,557	—	725,334	753,565	873,370	850,650
Outstanding share options	9,122,598	—	11,654,082	—	16,067,720	—
Unvested RSUs	21,711,292	—	23,375,114	—	16,176,275	2,131,015
Total	30,980,447	—	35,754,530	753,565	33,117,365	2,981,665
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(1)In 2024, includes warrants issued to customers. In 2023 and 2022, includes the warrants to purchase ordinary shares and warrants issued to customers.